Stockholders' Equity (Deficit), Stock Plans (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
RSUs [Member]
Stock Plans [Abstract]
Restricted stock units outstanding (in shares)	34,000	34,000	0
2015 Equity Incentive Plan [Member]
Stock Plans [Abstract]
Number of shares of common stock reserved for issuance (in shares)	8,500,000	8,500,000
Number of shares authorized for issuance pursuant to stock awards (in shares)	8,500,000	8,500,000
Number of additional shares authorized for issuance pursuant to stock awards (in shares)	5,000,000
Number of shares available for future grant (in shares)	561,070	561,070
2015 Equity Incentive Plan [Member] | Stock Options [Member]
Stock Plans [Abstract]
Options outstanding (in shares)	7,905,110	7,905,110	5,064,000
Options exercisable (in shares)	2,964,262	2,964,262
2015 Equity Incentive Plan [Member] | RSUs [Member]
Stock Plans [Abstract]
Restricted stock units outstanding (in shares)	33,820	33,820
2017 Employee Stock Purchase Plan [Member]
Stock Plans [Abstract]
Number of shares of common stock reserved for issuance (in shares)	500,000	500,000
Percentage of shares outstanding used to calculate annual increase in number of shares that can be issued under ESPP		1.00%
Annual maximum increase in number of shares that can be issued under ESPP (in shares)		500,000
Shares issued under ESPP (in shares)		0
Accrued liability for contributions to employee stock purchase plan	$ 175	$ 175